Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepayments And Other Current Assets
Schedule of prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2025	2024
Prepaid service fees – Continuing operations	$53,461	$119,271
Prepaid service fees – Discontinued operations	—	881,473
Total	$53,461	$1,000,744